INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	$ 190,000	$ 207,000
Available-for-sale Securities, Gross Realized Gains	1,800	1,200
Available-for-sale Securities, Gross Realized Losses	200	1,000
Proceeds from Sale of Held-to-maturity Securities	0	4,862	$ 0
Pledged Financial Instruments, Not Separately Reported, Securities	$ 819,400	$ 959,783
NumberOfSecuritiesInSecurityPortfolio	775	706
NumberOfSecuritiesInUnrealizedLossPosition	237	255